Segment Reporting - Schedule of Revenue by Sector (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue
Revenue	$ 50,111,828	$ 46,009,519	$ 48,821,619
Public [Member]
Revenue
Revenue	50,111,828	46,009,519	48,298,181
Private [Member]
Revenue
Revenue			$ 523,438